Document And Entity Information	Nov. 12, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 12, 2025
Entity Registrant Name	Enliven Therapeutics, Inc.
Entity Central Index Key	0001672619
Entity Emerging Growth Company	true
Entity File Number	001-39247
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1523849
Entity Address, Address Line One	6200 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	647-8519
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ELVN
Security Exchange Name	NASDAQ
Amendment Description	Enliven Therapeutics, Inc. (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K originally filed by the Company with the Securities and Exchange Commission on November 12, 2025 to correct the press release attached as Exhibit 99.1 and incorporated herein by reference.